Eaton Vance

Core Bond Fund

March 31, 2020 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2020, the value of the Fund’s investment in the Portfolio was $168,238,141 and the Fund owned 32.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Core Bond Portfolio

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 39.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$349,222

		$349,222

Automotive — 2.0%
Ford Motor Credit Co., LLC, 2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	$705	$652,195
Ford Motor Credit Co., LLC, 2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,440,325
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,059,805
Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	280,680
General Motors Co., 4.20%, 10/1/27	2,383	1,948,853
General Motors Co., 5.40%, 4/1/48	1,563	1,144,263
General Motors Financial Co., Inc., 2.90%, 2/26/25	3,000	2,601,587
General Motors Financial Co., Inc., 3.50%, 11/7/24	453	399,380

		$10,527,088

Banks — 14.8%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$1,337	$1,026,148
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	2,150	2,041,643
Banco Safra SA, 4.125%, 2/8/23(1)	1,210	1,173,706
Bank of America Corp., 2.186%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,119,104
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,431,754
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,464,226
Bank of America Corp., 3.30%, 1/11/23	1,237	1,282,924
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,017,257
Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	2,400	2,491,290
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,030	5,157,998
Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	873,024
Barclays PLC, 4.836%, 5/9/28	1,610	1,664,069
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	873,868
Capital One Financial Corp., 2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,150,592
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,184,486
Capital One Financial Corp., 3.75%, 4/24/24	700	705,773
Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(3)	1,748	1,735,530
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,302	1,319,402
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,749,353

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc., 3.70%, 1/12/26	$1,000	$1,065,780
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	937,640
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	1,971,384
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,467,408
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,042,363
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1) (3)	982	892,035
Deutsche Bank AG, 3.041%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,357,202
Discover Bank, 2.70%, 2/6/30	783	683,273
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	2,385	2,430,375
Discover Financial Services, 3.95%, 11/6/24	490	499,550
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,920,662
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,012,672
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,557,002
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,009,816
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,042,147
JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,169,557
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,076,096
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,572,105
JPMorgan Chase & Co., 5.625%, 8/16/43	628	849,817
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(3)	1,661	1,571,901
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(2)	4,534	4,233,739
Morgan Stanley, 3.772% to 1/24/28, 1/24/29	1,020	1,078,474
Morgan Stanley, 4.00%, 7/23/25	1,920	2,058,809
Morgan Stanley, 4.875%, 11/1/22	1,132	1,190,073
PPTT, 2006-A GS, Class A, 5.866% (1)(4)(5)	259	229,576
Regions Financial Corp., 2.75%, 8/14/22	640	633,637
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	727,820
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(3)	2,450	2,416,337
Synovus Financial Corp., 3.125%, 11/1/22	622	626,811
Western Union Co. (The), 2.85%, 1/10/25	1,314	1,310,456

		$77,096,664

Beverages — 0.3%
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	$1,734	$1,622,792

		$1,622,792

Building Materials — 0.8%
Owens Corning, 3.95%, 8/15/29	$4,062	$3,860,809
Vulcan Materials Co., 4.50%, 6/15/47	479	484,976

		$4,345,785

Chemicals — 0.8%
Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$755,109
Celanese US Holdings, LLC, 3.50%, 5/8/24	1,750	1,660,162
Ecolab, Inc., 4.80%, 3/24/30	496	566,896
Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,391,113

		$4,373,280

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,496,440

		$1,496,440

Computers — 0.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,364,937
DXC Technology Co., 4.25%, 4/15/24	229	237,284
DXC Technology Co., 4.75%, 4/15/27	1,127	1,133,802
Hewlett Packard Enterprise Co., 2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,016,317

		$3,752,340

Diversified Financial Services — 3.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$1,550	$1,313,625
Air Lease Corp., 3.375%, 6/1/21	700	629,952
Ameriprise Financial, Inc., 3.00%, 4/2/25	963	958,926
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	2,640,000
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	3,422,909
Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,999,684
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,241,774
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	1,589	1,589,387
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	440,073
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,157	1,059,797

		$16,296,127

Electric Utilities — 0.6%
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	$771	$796,896
Entergy Corp., 4.00%, 7/15/22	1,046	1,074,539
ITC Holdings Corp., 4.05%, 7/1/23	680	697,497
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	423	415,071

		$2,984,003

Electrical and Electronic Equipment — 1.2%
Jabil, Inc., 3.60%, 1/15/30	$2,207	$1,974,825
Jabil, Inc., 3.95%, 1/12/28	2,136	2,056,453
Jabil, Inc., 4.70%, 9/15/22	959	957,222
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,100	1,133,566

		$6,122,066

Energy — 0.3%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,485	$1,353,206

		$1,353,206

Foods — 0.6%
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,221,533
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,443,336
Sysco Corp., 5.65%, 4/1/25	584	608,731

		$3,273,600

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Centene Corp., 3.375%, 2/15/30(1)	$1,848	$1,725,570
Centene Corp., 4.25%, 12/15/27(1)	798	803,945

		$2,529,515

Healthcare Products — 0.2%
Becton Dickinson and Co., 2.25%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,270,831

		$1,270,831

Insurance — 0.6%
Aflac, Inc., 3.60%, 4/1/30	$1,615	$1,638,223
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	753	753,696
Principal Financial Group, Inc., 4.30%, 11/15/46	534	531,447

		$2,923,366

Machinery — 0.9%
nVent Finance S.a.r.l., 4.55%, 4/15/28	$2,700	$3,018,377
Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,238,130
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	431	418,472

		$4,674,979

Media — 1.4%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$2,895	$3,030,878
Comcast Corp., 2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	960	939,048
Comcast Corp., 4.70%, 10/15/48	613	795,925
Discovery Communications, LLC, 5.20%, 9/20/47	2,560	2,627,964

		$7,393,815

Oil and Gas — 1.6%
EQT Corp., 6.125%, 2/1/25	$3,139	$2,440,886
National Oilwell Varco, Inc., 3.60%, 12/1/29	3,850	2,893,791
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,381	1,351,146
Noble Energy, Inc., 3.90%, 11/15/24	937	774,367
Oceaneering International, Inc., 4.65%, 11/15/24	301	122,658
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	719,544

		$8,302,392

Pharmaceuticals — 1.6%
CVS Health Corp., 3.00%, 8/15/26	$2,836	$2,831,490
CVS Health Corp., 4.10%, 3/25/25	998	1,052,148
CVS Health Corp., 4.30%, 3/25/28	3,219	3,425,351
Pfizer, Inc., 2.625%, 4/1/30	1,003	1,053,849

		$8,362,838

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.7%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$448,553
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	1,851	1,271,866
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	639,205
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	809,227
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	580,342

		$3,749,193

Real Estate Investment Trusts (REITs) — 1.0%
Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,231,972
Newmark Group, Inc., 6.125%, 11/15/23	2,890	2,944,641
SITE Centers Corp., 3.625%, 2/1/25	874	886,827

		$5,063,440

Retail-Specialty and Apparel — 2.3%
Best Buy Co., Inc., 4.45%, 10/1/28	$1,020	$1,048,973
Home Depot, Inc. (The), 2.70%, 4/15/30	882	900,034
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	2,253	1,623,412
Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,125,357
Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,290,311
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	301,854
Tapestry, Inc., 4.125%, 7/15/27	3,311	2,829,213
Target Corp., 2.25%, 4/15/25	1,219	1,238,441
TJX Cos, Inc. (The), 3.50%, 4/15/25	948	970,724
TJX Cos, Inc. (The), 3.875%, 4/15/30	741	768,308

		$12,096,627

Technology — 0.2%
Western Digital Corp., 4.75%, 2/15/26	$853	$870,273

		$870,273

Telecommunications — 1.4%
AT&T, Inc., 4.30%, 2/15/30	$3,197	$3,447,817
AT&T, Inc., 4.50%, 3/9/48	2,250	2,453,725
AT&T, Inc., 5.35%, 12/15/43	1,000	1,193,972

		$7,095,514

Transportation — 0.5%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$921,776
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,283,145
United Parcel Service, Inc., 3.90%, 4/1/25	343	372,088

		$2,577,009

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.7%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,418,058
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,074,262
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,141,603

		$3,633,923

Total Corporate Bonds & Notes (identified cost $214,510,346)		$204,136,328

Agency Mortgage-Backed Securities — 12.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
30-Year, 2.50%, TBA(6)	$5,400	$5,598,443
Pool #A93547, 4.50%, 8/1/40	658	722,496
Pool #C03490, 4.50%, 8/1/40	468	513,558
Pool #C09031, 2.50%, 2/1/43	1,527	1,593,242
Pool #G07589, 5.50%, 6/1/41	2,175	2,481,103
Pool #G08596, 4.50%, 7/1/44	620	674,022
Pool #G08670, 3.00%, 10/1/45	1,190	1,260,815
Pool #G08701, 3.00%, 4/1/46	1,800	1,900,103
Pool #G08717, 4.00%, 8/1/46	1,466	1,573,492
Pool #G08738, 3.50%, 12/1/46	1,479	1,572,849
Pool #G08758, 4.00%, 4/1/47	1,292	1,383,869
Pool #G60608, 4.00%, 5/1/46	2,618	2,818,846
Pool #G60761, 3.00%, 10/1/43	1,747	1,851,429
Pool #Q17453, 3.50%, 4/1/43	1,459	1,563,856
Pool #Q34310, 3.50%, 6/1/45	1,559	1,664,654
Pool #Q40264, 3.50%, 5/1/46	1,310	1,397,256
Pool #Q45051, 3.00%, 12/1/46	2,944	3,105,140
Pool #Q46889, 3.50%, 3/1/47	2,194	2,351,576
Pool #Q47999, 4.00%, 5/1/47	2,808	3,047,524

		$37,074,273

Federal National Mortgage Association:
Pool #AB3678, 3.50%, 10/1/41	$3,006	$3,241,852
Pool #AL7524, 5.00%, 7/1/41	678	747,436
Pool #AS3892, 4.00%, 11/1/44	898	969,401
Pool #AS5332, 4.00%, 7/1/45	944	1,023,729
Pool #AS6014, 4.00%, 10/1/45	654	709,646
Pool #AS9721, 4.00%, 6/1/47	2,227	2,383,453
Pool #BA0891, 3.50%, 1/1/46	1,987	2,118,443
Pool #BA3938, 3.50%, 1/1/46	1,487	1,586,518

Security	Principal Amount (000’s omitted)	Value
Pool #BD1183, 3.50%, 12/1/46	$1,039	$1,105,073
Pool #BE2316, 3.50%, 1/1/47	2,593	2,756,864
Pool #BM1144, 2.50%, 3/1/47	1,698	1,767,504
Pool #BM5673, 3.50%, 11/1/48	1,544	1,634,906
Pool #MA1789, 4.50%, 2/1/44	643	698,867
Pool #MA2653, 4.00%, 6/1/46	1,492	1,602,259
Pool #MA3149, 4.00%, 10/1/47	5,374	5,747,912

		$28,093,863

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,438	$1,546,376

		$1,546,376

Total Agency Mortgage-Backed Securities (identified cost $65,137,457)		$66,714,512

Collateralized Mortgage Obligations — 9.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 4030, Class PA, 3.50%, 6/15/40	$979	$1,015,826
Series 4423, Class A, 3.50%, 10/15/39	388	390,057

		$1,405,883

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M3, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,889	$1,672,559
Series 2018-DNA1, Class M1, 1.397%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (2)	189	189,262
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30 (2)	1,755	1,612,258
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (1)(2)	3,934	3,338,478
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49 (1)(2)	525	517,349
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49 (1)(2)	1,395	1,128,099
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49 (1)(2)	1,210	1,016,569
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49 (1)(2)	139	138,780
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49 (1)(2)	304	249,178
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50 (1)(2)	1,296	1,258,995
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50 (1)(2)	2,365	2,195,994
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50 (1)(2)	455	433,447

		$13,750,968

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	176	$196,454
Series 2011-135, Class PK, 4.50%, 5/25/40	677	705,725

Security	Principal Amount (000’s omitted)	Value
Series 2013-6, Class HD, 1.50%, 12/25/42	$184	$181,852
Series 2014-70, Class KP, 3.50%, 3/25/44	983	1,060,351
Series 2018-M4, Class A2, 3.147%, 3/25/28 (7)	1,721	1,909,785
Series 2019-M1, Class A2, 3.673%, 9/25/28 (7)	4,835	5,615,409
Series 2019-M9, Class A2, 2.937%, 4/25/29	1,290	1,420,994
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,900	6,424,033
Series 2020-M1, Class A2, 2.444%, 9/25/29	4,530	4,847,402

		$22,362,005

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.197%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (2)	1,864	$1,830,257
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	1,813	1,673,426
Series 2014-C02, Class 2M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	757	671,053
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	969	886,354
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (2)	1,501	1,396,963
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	1,220	1,094,866
Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (2)	103	103,253
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31 (1)(2)	994	881,074
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (1)(2)	875	755,713
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39 (1)(2)	1,833	1,798,996
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40 (1)(2)	1,539	1,490,086

		$12,582,041

Total Collateralized Mortgage Obligations (identified cost $51,751,478)		$50,100,897

Commercial Mortgage-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(7)	$3,325	$2,980,085
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	1,635	1,161,769
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,172	3,062,751
Series 2019-XL, Class B, 1.785%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,261	1,204,586
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.579%, 12/10/54(7)	1,250	1,054,195
Series 2016-C7, Class D, 4.579%, 12/10/54(1)(7)	2,000	1,558,971
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 3.205%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,945,655
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.574%, 12/10/47(7)	500	454,808

Security	Principal Amount (000’s omitted)	Value
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.504%, 12/15/49(7)	$1,775	$1,496,877
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	998,975
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.706%, 9/15/47(7)	2,530	2,285,229
Series 2014-C22, Class D, 4.706%, 9/15/47(1)(7)	990	846,402
Series 2014-C25, Class D, 4.094%, 11/15/47(1)(7)	1,960	1,615,825
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.599%, 8/15/46(1)(7)	2,000	1,936,196
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,427,612
Series 2013-C13, Class D, 4.204%, 1/15/46(1)(7)	2,000	1,755,234
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class C, 4.905%, 5/15/49(7)	993	867,474
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	1,745	1,262,995
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,040	2,836,447
Motel 6 Trust
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,391	2,080,698
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	439,434
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.904%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,435,050
Provident Funding Mortgage Trust
Series 2020-1, Class A3, 3.00%, 2/25/50(1)(7)	743	744,634
RETL Trust
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	541	505,989
Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,550	2,275,625
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4.25/21, 8/25/21(1)(8)	1,330	1,173,815
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(8)	730	729,212
VMC Finance, LLC
Series 2018-FL2, Class A, 1.72%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,545	2,384,363
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.688%, 9/15/58(7)	900	789,331
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	363,774

Total Commercial Mortgage-Backed Securities (identified cost $54,002,690)		$49,674,011

Asset-Backed Securities — 18.3%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P.
Series 2018-1, Class A, 4.81%, 11/15/48(1)	$733	$738,473
Avant Loans Funding Trust
Series 2017-B, Class C, 4.99%, 11/15/23(1)	1,630	1,627,990
Series 2019-A, Class A, 3.48%, 7/15/22(1)	275	267,292
Series 2019-B, Class A, 2.72%, 10/15/26(1)	1,345	1,310,378
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 3.531%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	895,532
Series 2016-1A, Class DR, 4.631%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	741,981
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.344%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	893,533
Series 2014-3RA, Class C, 4.744%, , (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	733,902
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	474	473,678
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,115	1,101,800
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	406	404,740
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,859	2,711,146
Conn’s Receivables Funding, LLC
Series 2018-A, Class A, 3.25%, 1/15/23(1)	60	58,500
Series 2019-A, Class A, 3.40%, 10/16/23(1)	225	218,675
Series 2019-B, Class A, 2.66%, 6/17/24(1)	2,666	2,529,573
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	1,307	1,233,505
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	1,513	1,453,663
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	548	545,682
DB Master Finance, LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	332	312,356
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(1)	620	619,635
Series 2018-1, Class C, 3.22%, 3/15/23	484	483,676
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	761	745,810
Dryden Senior Loan Fund
Series 2018-55A, Class D, 4.681%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	757,771
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	57	57,402
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/22(1)	1,080	1,074,344

Security	Principal Amount (000’s omitted)	Value
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$973	$810,275
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,155	1,155,179
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(1)	3,691	3,544,203
Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	2,313	2,202,472
Hardee’s Funding, LLC
Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	965	927,692
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	292	291,124
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,174	2,327,669
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,572	1,101,824
InSite Issuer, LLC
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	655	567,164
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,107	1,024,139
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	1,389	1,337,740
Lunar Aircraft, Ltd.
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	705	457,834
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	774,280
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A2, 3.01%, 2/16/21	560	560,382
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,426	1,402,597
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,042	1,048,340
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,049	1,955,847
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,037	823,384
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	862	859,885
Prosper Marketplace Issuance Trust
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	53	52,887
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	231	230,098
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	6,000	5,983,507
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,503	4,245,346

Security	Principal Amount (000’s omitted)	Value
Skopos Auto Receivables Trust
Series 2019-1A, Class A, 2.90%, 12/15/22(1)	$2,256	$2,202,492
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(1)	933	916,022
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,197	1,168,319
Sonic Capital, LLC
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,566	2,496,952
SpringCastle Funding Asset-Backed Notes
Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,246	2,116,750
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	223	220,989
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,818	8,859,103
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	713,161
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	176	174,423
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(1)	893	898,695
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,031,130
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,705,234
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.227%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,539	4,472,011
Upgrade Receivables Trust
Series 2019-1A, Class B, 4.09%, 3/15/25(1)	2,000	1,919,921
Series 2019-2A, Class A, 2.77%, 10/15/25(1)	2,482	2,395,683
Upland CLO, Ltd.
Series 2016-1A, Class CR, 4.719%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	740,487
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,354	1,350,787
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,998	1,933,719
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)	576	575,097
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.381%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	875,537
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	36	35,707
Willis Engine Structured Trust
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,055	680,791
Series 2020-A, Class C, 6.657%, 3/15/45(1)	365	289,737

Total Asset-Backed Securities (identified cost $101,796,526)		$95,447,652

U.S. Treasury Obligations — 5.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.00%, 2/15/50	$2,550	$2,963,130
U.S. Treasury Bond, 3.375%, 11/15/48	1,440	2,138,103
U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(9)	2,778	2,799,248
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(9)	18,179	19,467,590
U.S. Treasury Note, 1.75%, 12/31/24	618	658,194

Total U.S. Treasury Obligations (identified cost $25,897,392)		$28,026,265

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,437,050

		$1,437,050

Water and Sewer — 1.7%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.094%, 9/1/30	$820	$795,408
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.184%, 9/1/31	650	627,627
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.264%, 9/1/32	585	564,549
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.344%, 9/1/33	635	613,359
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	6,324,210

		$8,925,153

Total Taxable Municipal Securities (identified cost $10,870,000)		$10,362,203

Preferred Securities — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	31,055	$301,233

		$301,233

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,190,000

		$1,190,000

Total Preferred Securities (identified cost $2,777,107)		$1,491,233

Senior Floating-Rate Loans — 2.5%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,234	$1,110,937

		$1,110,937

Cable and Satellite Television — 0.2%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$1,000	$933,750

		$933,750

Cosmetics/Toiletries — 0.0%(11)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$167	$157,108

		$157,108

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,841	$1,775,356

		$1,775,356

Electronics/Electrical — 0.9%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$1,079	$1,001,082
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	178	171,039
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	1,020	952,685
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	1,850	1,793,192
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	71,007
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	479,526
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	286	267,154

		$4,735,685

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$631	$569,260

		$569,260

Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$830	$766,075

		$766,075

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Industrial Equipment — 0.0%(11)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$148	$137,676

		$137,676

Insurance — 0.2%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$796	$767,951

		$767,951

Leisure Goods/Activities/Movies — 0.0%(11)
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$247	$208,603

		$208,603

Lodging and Casinos — 0.0%(11)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$143	$125,183

		$125,183

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$499	$463,526
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	235,893
Sprint Communications, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), 2/2/24	835	831,806

		$1,531,225

Total Senior Floating-Rate Loans (identified cost $13,639,862)		$12,818,809

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(12)	1,760,617	$1,759,913

Total Short-Term Investments (identified cost $1,759,913)		$1,759,913

Total Investments — 100.0% (identified cost $542,142,771)		$520,531,823

Other Assets, Less Liabilities — 0.0%(11)		$136,040

Net Assets — 100.0%		$520,667,863

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $177,843,181 or 34.2% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at March 31, 2020.
(6)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(8)	Step coupon security. Interest rate represents the rate in effect at March 31, 2020.
(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.
(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	186	Long	6/30/20	$40,991,203	$429,286
U.S. 5-Year Treasury Note	20	Long	6/30/20	2,507,187	9,813
U.S. Long Treasury Bond	50	Short	6/19/20	(8,953,125)	(632,889)
U.S. Ultra 10-Year Treasury Note	85	Short	6/19/20	(13,262,656)	(512,833)
U.S. Ultra-Long Treasury Bond	221	Long	6/19/20	49,034,374	3,636,880

					$2,930,257

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At March 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At March 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,759,913 which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$22,272,569	$82,838,257	$(103,346,676)	$(3,644)	$(593)	$1,759,913	$49,116	1,760,617

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$204,136,328	$—	$204,136,328
Agency Mortgage-Backed Securities	—	66,714,512	—	66,714,512
Collateralized Mortgage Obligations	—	50,100,897	—	50,100,897
Commercial Mortgage-Backed Securities	—	49,674,011	—	49,674,011
Asset-Backed Securities	—	95,447,652	—	95,447,652
U.S. Treasury Obligations	—	28,026,265	—	28,026,265
Taxable Municipal Securities	—	10,362,203	—	10,362,203
Preferred Securities	1,491,233	—	—	1,491,233
Senior Floating-Rate Loans	—	12,818,809	—	12,818,809
Short-Term Investments	—	1,759,913	—	1,759,913
Total Investments	$1,491,233	$519,040,590	$—	$520,531,823
Futures Contracts	$4,075,979	$—	$—	$4,075,979
Total	$5,567,212	$519,040,590	$—	$524,607,802

Liability Description
Futures Contracts	$(1,145,722)	$—	$—	$(1,145,722)
Total	$(1,145,722)	$—	$—	$(1,145,722)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.